Note 14 - Earnings Per Share (Details) - Computation of Basic and Diluted Earnings Per Share (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Note 14 - Earnings Per Share (Details) - Computation of Basic and Diluted Earnings Per Share [Line Items]
Net income for purposes of calculating basic and diluted earnings per share (in Dollars)	$ 15,059	$ 9,612	$ 15,996
Weighted average shares outstanding	70,559	62,841	62,556
Weighted average common and common equivalent shares outstanding	71,584	64,370	63,860
Earnings per share
Basic (in Dollars per share)	$ 0.21	$ 0.15	$ 0.26
Diluted (in Dollars per share)	$ 0.21	$ 0.15	$ 0.25
Employee Stock Option [Member]
Note 14 - Earnings Per Share (Details) - Computation of Basic and Diluted Earnings Per Share [Line Items]
Dilutive effect of share based payment awards	665	1,258	1,279
Restricted Stock Units (RSUs) [Member]
Note 14 - Earnings Per Share (Details) - Computation of Basic and Diluted Earnings Per Share [Line Items]
Dilutive effect of share based payment awards	360	271	25